Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Delaware Group Adviser Funds
Entity Central Index Key	0000910682
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000171464 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DPZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class R6) returned 6.91% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Diversified Income Fund (Class R6) – including sales charge	6.91%	0.67%	2.70%
Nomura Diversified Income Fund (Class R6) – excluding sales charge	6.91%	0.67%	2.70%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.72%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,439,969,208
Holdings Count | Holding	817	[1]
Advisory Fees Paid, Amount	$ 6,915,747
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010960 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Institutional Class) returned 6.69% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Institutional Class) – including sales charge	6.69%	0.56%	2.66%
Nomura Diversified Income Fund (Institutional Class) – excluding sales charge	6.69%	0.56%	2.66%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,439,969,208
Holdings Count | Holding	817	[2]
Advisory Fees Paid, Amount	$ 6,915,747
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010959 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class R
Trading Symbol	DPRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class R) returned 6.16% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class R) – including sales charge	6.16%	0.05%	2.15%
Nomura Diversified Income Fund (Class R) – excluding sales charge	6.16%	0.05%	2.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,439,969,208
Holdings Count | Holding	817	[3]
Advisory Fees Paid, Amount	$ 6,915,747
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010958 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class C
Trading Symbol	DPCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class C) returned 5.77% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class C) – including sales charge	4.77%	-0.42%	1.64%
Nomura Diversified Income Fund (Class C) – excluding sales charge	5.77%	-0.42%	1.64%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,439,969,208
Holdings Count | Holding	817	[4]
Advisory Fees Paid, Amount	$ 6,915,747
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010956 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class A
Trading Symbol	DPDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atnomuraassetmanagement.com/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class A) returned 6.42% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class A) – including sales charge	1.63%	-0.60%	1.94%
Nomura Diversified Income Fund (Class A) – excluding sales charge	6.42%	0.31%	2.40%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,439,969,208
Holdings Count | Holding	817	[5]
Advisory Fees Paid, Amount	$ 6,915,747
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.